Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of diluted net loss per share for the periods presented due to their anti-dilutive effect
The following outstanding potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share for the periods presented due to their anti-dilutive effect:

	December 31,
	2022	2021
Equity awards	4,839,554	3,536,780
Common stock warrants	3,728,821	13,361

Total anti-dilutive securities	8,568,375	3,550,141